4. Stockholders Equity (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Options and warrants reclassified from equity to derivative liability	$ 493,161
Stock options outstanding	568,182	568,182
Options granted	0
Options exercised	0
Options forfeited	0
Aggregate intrinsic value	$ 0	$ 0
Option expiration date	Oct. 31, 2017
Weighted average exericse price	$ 6.60
Weighted average remaining contractual term	1 year 10 months 2 days